Deferred Income - Summary of deferred income (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	€ 64,739,000	€ 71,209,000
Current portion	(20,569,000)	(5,641,000)
Total non-current deferred income	44,170,000	65,568,000
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	64,739,000	71,209,000	€ 18,262,000
Eli Lilly and Company | Up-front payments and premium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	€ 64,739,000	€ 71,209,000
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income			€ 73,000